Segments - Financial Highlights by Operating Segment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net investment income:
Net gain on mortgage loans acquired for sale									$ 106,442	$ 51,016	$ 35,647
Net gain on investments									7,175	53,985	201,809
Net mortgage loan servicing fees									54,789	49,319	37,893
Interest income									222,122	201,345	172,348
Interest expense									(149,768)	(124,708)	(85,589)
Net interest income									72,354	76,637	86,759
Other income (loss)									31,328	17,808	(5,367)
Net investment income	$ 68,928	$ 103,326	$ 47,618	$ 52,216	$ 50,569	$ 90,774	$ 69,765	$ 37,657	272,088	248,765	356,741
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI									137,080	105,030	101,241
Management fees									20,657	24,194	35,035
Other									52,588	46,237	41,001
Total expenses									210,325	175,461	177,277
Pre-tax income (loss)									61,763	73,304	179,464
Total assets at period end	6,357,502	$ 6,618,901	$ 5,767,562	$ 5,820,440	5,826,924	$ 5,592,231	$ 6,677,374	$ 5,730,527	6,357,502	5,826,924	4,897,258
Correspondent production [Member]
Net investment income:
Net gain on mortgage loans acquired for sale									107,126	51,223	35,647
Net gain on investments									0	0	0
Net mortgage loan servicing fees									0	0	0
Interest income									53,943	48,281	23,974
Interest expense									(34,630)	(28,005)	(15,014)
Net interest income									19,313	20,276	8,960
Other income (loss)									42,091	28,901	18,290
Net investment income									168,530	100,400	62,897
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI									86,488	58,607	48,719
Other									8,200	5,403	3,218
Total expenses									94,688	64,010	51,937
Pre-tax income (loss)									73,842	36,390	10,960
Total assets at period end	1,734,290				1,298,968				1,734,290	1,298,968	665,489
Credit Sensitive Strategies [Member]
Net investment income:
Net gain on mortgage loans acquired for sale									(684)	(207)
Net gain on investments									30,418	81,992	217,904
Net mortgage loan servicing fees									6
Interest income									109,986	98,061	105,437
Interest expense									(62,707)	(60,438)	(44,762)
Net interest income									47,279	37,623	60,675
Other income (loss)									(10,763)	(11,093)	(23,657)
Net investment income									66,256	108,315	254,922
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI									29,601	28,575	38,562
Other									19,367	13,702	9,622
Total expenses									48,968	42,277	48,184
Pre-tax income (loss)									17,288	66,038	206,738
Total assets at period end	2,288,886				2,787,064				2,288,886	2,787,064	2,655,500
Corporate [Member]
Net investment income:
Net gain on mortgage loans acquired for sale									0	0	0
Net gain on investments											0
Net mortgage loan servicing fees											0
Interest income									651	603	653
Net interest income									651	603	653
Net investment income									651	603	653
Expenses:
Management fees									20,657	24,194	35,035
Other									23,402	26,049	27,223
Total expenses									44,059	50,243	62,258
Pre-tax income (loss)									(43,408)	(49,640)	(61,605)
Total assets at period end	157,302				100,830				157,302	100,830	216,860
Interest Rate Sensitive Strategies [Member]
Net investment income:
Net gain on mortgage loans acquired for sale											0
Net gain on investments									(23,243)	(28,007)	(16,095)
Net mortgage loan servicing fees									54,783	49,319	37,893
Interest income									57,542	54,400	42,284
Interest expense									(52,431)	(36,265)	(25,813)
Net interest income									5,111	18,135	16,471
Net investment income									36,651	39,447	38,269
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI									20,991	17,848	13,960
Other									1,619	1,083	938
Total expenses									22,610	18,931	14,898
Pre-tax income (loss)									14,041	20,516	23,371
Total assets at period end	$ 2,177,024				$ 1,640,062				$ 2,177,024	$ 1,640,062	$ 1,359,409